Income Taxes (Schedule of Net Operating Tax Losses Available to Reduce Future Years' Income for U.S. Income Tax) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	$ 36,814
2027 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	58
2028 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	6,487
2029 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	9,378
2030 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	9,812
2031 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	$ 11,079